Cover	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	001-39666
Entity Registrant Name	Bluescape Opportunities Acquisition Corp.
Entity Central Index Key	0001818089
Entity Tax Identification Number	98-1547348
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	398-2200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	BOAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	BOAC
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	BOAC WS
Security Exchange Name	NYSE